Employee Benefit Arrangements - Defined Benefit Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended				9 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended
	Aug. 16, 2012 Employees	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Pension Plans	Sep. 30, 2012 Pension Plans	Dec. 31, 2012 Pension Plans	Dec. 31, 2011 Pension Plans	Dec. 31, 2010 Pension Plans	Jun. 14, 2012 Cognizant Employees	Dec. 31, 2012 ING Americas Retirement Plan	Dec. 31, 2011 ING Americas Retirement Plan	Aug. 16, 2012 ING Americas Retirement Plan Cognizant
Defined Benefit Plan Disclosure [Line Items]
Annual credit earned by participants, percentage of eligible compensation												4.00%
Interest credit, description of variable rate basis												30-year U.S. Treasury securities bond rate
Transition period from old formula to new formula												2 years
Decrease in benefit obligation, due to new accounting standard adoption													$ 83.6
Deferred compensation commitment				268.8	268.2
Business agreement, term of agreement											7 years
Employees that received offers of employment	1,000										1,000
Net loss (gain) recognition						0	115.2	170.0	163.3	45.4				115.2
(Gain) loss recognized due to curtailments						0	(6.9)	(6.9)	0	3.5				(6.9)
Net loss before income taxes recognized on plan revaluation			$ 108.4				$ 108.3							$ 108.3
Earned benefit by participants, as percentage of eligible compensation		4.00%